Earnings Per Common Share (EPS) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Basic and diluted:
Earnings allocated to participating share awards	$ (11)	$ (11)	$ (12)	$ (12)	$ (11)	$ (12)	$ (13)	$ (11)	$ (46)		$ (47)		$ (49)
Net income attributable to common shareholders									5,839		5,312		4,433
Denominator:
Basic: Weighted-average common stock									1,045,000,000		1,082,000,000		1,135,000,000
Add: Weighted-average stock options									6,000,000		7,000,000		6,000,000
Diluted									1,051,000,000		1,089,000,000		1,141,000,000
Basic EPS:
Basic									$ 5.58	[1]	$ 4.91	[1]	$ 3.91	[1]
Diluted									$ 5.56		$ 4.88		$ 3.89
Net income attributable to common shareholders	$ 1.4	$ 1.41	$ 1.44	$ 1.34	$ 1.22	$ 1.26	$ 1.28	$ 1.15
Diluted EPS:
Diluted									$ 5.56		$ 4.88		$ 3.89
Net income attributable to common shareholders	$ 1.39	$ 1.4	$ 1.43	$ 1.33	$ 1.21	$ 1.25	$ 1.27	$ 1.15
Earnings Per Common Share (Textuals) [Abstract]
Subordinated debentures	$ 750				$ 750				$ 750		$ 750		$ 750
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per Share, amount									200,000		100,000		7,600,000

[1]	Represents net income less earnings allocated to participating share awards of $46 million, $47 million and $49 million for the years ended December 31, 2014, 2013 and 2012, respectively.